Document and Entity Information	0 Months Ended
Jan. 07, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 07, 2015
Registrant Name	ETFS TRUST
Central Index Key	0001597934
Amendment Flag	false
Document Creation Date	Jan. 07, 2015
Document Effective Date	Jan. 07, 2015
Prospectus Date	Jan. 08, 2015
ETFS Zacks Earnings Large-Cap U.S. Index Fund (Prospectus Summary) | ETFS Zacks Earnings Large-Cap U.S. Index Fund
Risk/Return:
Trading Symbol	ZLRG
ETFS Zacks Earnings Small-Cap U.S. Index Fund (Prospectus Summary) | ETFS Zacks Earnings Small-Cap U.S. Index Fund
Risk/Return:
Trading Symbol	ZSML
ETFS Diversified-Factor U.S. Large Cap Index Fund (Prospectus Summary) | ETFS Diversified-Factor U.S. Large Cap Index Fund
Risk/Return:
Trading Symbol	SBUS
ETFS Diversified-Factor Developed Europe Index Fund (Prospectus Summary) | ETFS Diversified-Factor Developed Europe Index Fund
Risk/Return:
Trading Symbol	SBEU